Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes
11.	Income Taxes

The components of the Company’s income tax provision expense are as follows (in thousands):

	Year ended December 31,
	2024	2023	2022
Current provision:
Federal	$(57)	$(1,112)	$(68)
State and local	(14)	(309)	268
Foreign	(1,933)	(582)	1,402
	(2,004)	(2,003)	1,602
Deferred expense (benefit):
Federal	—	—	8,882
State and local	(47)	(159)	3,552
Foreign	773	(520)	65
	726	(679)	12,499
Provision for (benefit from) income taxes	$(1,278)	$(2,682)	$14,101

Loss before provision for income taxes consisted of the following (in thousands):

	Year ended December 31,
	2024	2023	2022
United States	$(44,825)	$(63,831)	$(52,598)
International	219	2,159	9,270
Total	$(44,606)	$(61,672)	$(43,328)

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2024	2023
Deferred tax assets:
Accounts receivable	$2,373	2,473
Inventories	1,416	2,139
Property and equipment	1,891	2,207
Reserves and other accruals	1,447	64
Stock based compensation	1,324	1,942
Lease liabilities	16,669	18,684
Section 174 Costs	4,149	3,138
Credits and other	1,409	2,834
Net operating losses	17,041	13,191
Gross deferred tax assets	47,719	46,672
Valuation allowance	(28,410)	(25,670)
Total deferred tax assets, net	19,309	21,002

Deferred tax liabilities:
Prepaid expenses	(1,465)	(1,606)
Other	(1,594)	(233)
Right of Use of Asset	(15,336)	(17,556)
Total deferred tax liabilities	(18,395)	(19,395)
Net deferred tax assets	$914	$1,607

In accordance with ASC 740, Income Taxes, the Company evaluates whether a valuation allowance should be established against the net deferred tax assets based upon the consideration of all available evidence and using a “more-likely than-not” standard. Significant weight is given to evidence that can be objectively verified. The determination to record a valuation allowance is based on the recent history of cumulative losses and losses expected in the near future.

The Company’s U.S. federal consolidated filing group includes certain international entities. Based upon results of operations for the years ended December 31, 2024, 2023 and 2022, it is determined that it is not more likely than not that the Company will realize the benefit from the U.S. federal, consolidated filing state, Newegg separate filing state, and Magnell separate filing state net deferred tax assets. As a result, the Company has recorded a valuation allowance against those net deferred tax assets for the year ended December 31, 2024. The Company maintains valuation allowances against certain non-US loss corporations. Total valuation allowance against U.S. and non-U.S. deferred tax assets was $28.4 million and $25.7 million as of December 31, 2024 and 2023, respectively.

At December 31, 2024, the Company has federal net operating losses (“NOL”) carryforward of $51.6 million and $60.5 million of apportioned state NOL carryforwards available to reduce future taxable income, subject to the 80% NOL rule introduced by the TCJA of 2017. The state NOL carryforwards begin to expire in 2028. The Company has $0.6 million of NOL carryforwards in China as of December 31, 2024. The Company has $8.4 million of NOL carryforwards in Taiwan, which will begin to expire in 2026. A partial valuation allowance was recorded on the NOLs in Taiwan. The Company has not provided for deferred income taxes on undistributed earnings of its foreign subsidiaries, as these amounts are considered indefinitely reinvested outside the United States. It is not practicable to determine the estimated income tax liability that might apply if these earnings were to be repatriated.

A reconciliation of the U.S. federal statutory tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2024	2023	2022
Federal taxes at statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	2.63	2.50	2.48
Permanent items:
Other nondeductible items	0.14	(0.35)	(0.30)
Subpart F income	(0.57)	(1.55)	(0.80)
Stock-based compensation	(12.87)	(10.94)	(10.88)
Foreign withholding tax	(2.89)	(0.82)	—
Research & development credit	0.64	0.34	1.57
Global intangible low-taxed income	—	(0.46)	—
Foreign rate differential and foreign tax credits	1.36	(1.39)	(0.74)
Canada Provision	—	1.92	—
Change in valuation allowance – U.S. Federal	(5.24)	(5.61)	(34.09)
Change in valuation allowance – U.S. States	(2.89)	(0.07)	(11.17)
Change in valuation allowance – Foreign	1.99	3.18	0.96
Change in uncertainty tax position (“FIN48”)	0.51	(2.54)	(0.10)
Other	(0.94)	(0.86)	(0.01)
Effective tax rate	2.87%	4.35%	(32.08)%

The significant items that caused the effective tax rate change related to stock based compensation and the changes in valuation allowance.

Uncertain Tax Positions

As of the end of fiscal year 2024, the total liability for income tax associated with unrecognized tax benefits was $4.2 million. The Company’s effective tax rate will be affected by any portion of this liability we may recognize. The Company does not believe it is reasonably possible that any of the uncertain tax benefits will be recognized in the next 12 months. As such, all uncertain tax positions, including accrued interest, have been classified as long-term taxes payable on the consolidated balance sheets.

A reconciliation of the beginning and ending amounts of uncertain tax positions is as follows (in thousands):

	Year ended December 31,
	2024	2023
Beginning balance	$4,242	$1,606
Additions based on tax positions related to the prior year	101	2,592
Additions based on tax positions related to the current year	—	126
Reduction based on tax position related to settlements with taxing authorities	(105)	(62)
Reductions based on tax position related to a lapse of the applicable statute of limitation	—	(20)
Ending balance	$4,238	$4,242

The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as tax expense. As of December 31, 2024 and 2023, interest and penalties related to uncertain tax positions were not material.

The Company files a consolidated federal income tax return in the United States, as well as combined and separate U.S. state income tax returns. Certain subsidiaries of the Company are subject to income tax in China, Taiwan, Hong Kong, and Canada. The Company is still subject to examination for federal income tax returns for the years 2020 through 2024, for certain U.S. state income tax returns for the years 2017 through 2024, and for certain foreign income tax returns for the years 2013 through 2024. In 2023, the Company settled the examinations with the Internal Revenue Service for the years 2012 through 2014 and with the California Franchise Tax Board for the years 2007 through 2012. The Company is currently undergoing income tax examinations with the Internal Revenue Service for tax year 2022 and Canadian GST/HST audit for tax years 2022 and 2023.